Share-Based Compensation - (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 08, 2023 shares	Aug. 10, 2023 shares
Statements
Options and RSU's outstanding (in shares)	7,500,732				2,816,224
Share reserve increase, number of years	10 years
Options granted (in shares)	1,179,480	550,049	700,170
Options, weighted average fair value (in dollars per share) | $ / shares	$ 2.66	$ 0.81	$ 0.41
2009 Plan
Statements
Options and RSU's outstanding (in shares)	1,915,724
Unrecognized compensation expense, options | $	$ 250
Unrecognized compensation expense, RSUs | $	$ 337
2023 Plan
Statements
Options and RSU's outstanding (in shares)	5,585,008			5,585,008
Percentage of fully diluted common stock determined in preceding year	5
Unrecognized compensation expense, options | $	$ 3,002
Restricted stock units
Statements
RSUs granted (in shares)	184,018
RSU weighted average fair value (in dollars per share) | $ / shares	$ 2.43
Options to purchase common stock
Statements
Stock options exercise price, percentage of fair value	100